Convertible Notes Payable and Accrued Interest - Summary of convertible notes payable and accrued interest (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Principal		$ 161,668
Accrued Interest		1,458
Convertible notes payable and accrued interest	356,565	347,935	320,435
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to director
Debt Instrument [Line Items]
Principal	150,000	150,000	150,000
Accrued Interest	56,165	48,726	33,726
Convertible notes payable 15% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	50,000
Accrued Interest	39,914	36,195	28,695
Convertible notes payable 10% accrued interest rate due on demand at $2.50 per share conversion price due to investor
Debt Instrument [Line Items]
Principal	50,000	50,000	100,000
Accrued Interest	$ 10,486	$ 13,014	$ 8,014